Stockpiles and ore on leach pads, net - Provision for net realizable value (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of stockpiles and ore on leach pads [Line Items]
Opening balance	$ 13,287	$ 89,127	$ 62,540
Provision	14,137	37,880	90,365
Reversal of provision	(26,165)	(72,518)	(63,778)
Ending balance	$ 1,259	$ 13,287	$ 89,127